SUPPLEMENTARY BALANCE SHEET INFORMATION (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Balance at beginning of year	$ 308	[1]	$ 435		$ 664
Increase (decrease) during the year	66		(15)		(201)
Bad debt written off	(47)		(112)		(28)
Balance at end of year	$ 327	[1]	$ 308	[1]	$ 435

[1]	The changes in allowance for doubtful accounts are composed as follows: Years ended December 31, 2012 2011 2010 U.S. dollars in thousands Balance at beginning of year $ 308 $ 435 $ 664 Increase (decrease) during the year 66 (15) (201) Bad debt written off (47) (112) (28) Balance at end of year $ 327 $ 308 $ 435